Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory	$ 770,342	$ 1,385,280
Lubricant [Member]
Inventory	724,044	547,534
Victualing [Member]
Inventory	46,298	38,232
Bunkers [Member]
Inventory	$ 0	$ 799,514